Financial Instruments Risks - Sensitivity of the Financial Margin SFM (Details)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Sensitivity Of The Financial Margin Given A Variation Of 100 Basis Points In Projected Margin [Abstract]
Closing	0.92%	0.82%
Minimum	0.56%	0.58%
Maximum	0.92%	2.20%
Average	0.81%	1.48%